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The Manufacturers Life Insurance Company of North America
116 Huntington Avenue
Boston, MA  02116



May 5, 1998


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


           Re: The Manufacturers Life Insurance Company of North America Separate Account A
                  Registration statement on Form N-4
                  File No. 333-24657
                  ---------------------------------------------------------


Dear Sirs:

     Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 1998 for The Manufacturers Life Insurance Company of North America Separate Account A (the "Registrant"), a separate account of The Manufacturers Life Insurance Company of North America, contains no changes from the form of prospectus and statement of additional information for the Registrant contained in post-effective amendment no. 1 under the Securities Act of 1933 (the "1933 Act") to the Registrant's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 30, 1998 via EDGAR.

     If you have any questions, please call the undersigned at (617) 854-8628.

Very truly yours,

/s/ BETSY ANNE SEEL

Betsy Anne Seel
Counsel